Income Tax Expense - Details of Temporary Differences, Unused Tax Loss Carryforwards and Unused Tax Credits Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 1,042,063	₩ 1,023,907
Unused tax credit carryforwards	1,037	1,192
Loss allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	102,085	96,006
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	8,365	128,339
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences	₩ 68,415	₩ 145,692